REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Schedule of Real Estate Properties [Table Text Block]
As of December 31, 2016, the Company’s real estate portfolio consisted of nine properties in six states consisting of retail and office properties. The following table provides summary information regarding the Company’s real estate as of December 31, 2016:

					Tenant
					origination	Accumulated	Total real
				Land,	and	depreciation	estate
		Acquisition	Property	building and	absorption	and	investments,
Property	Location	date	type	improvements	costs	amortization	net
Accredo	Orlando, FL	6/15/2016	Office	$9,656,862	$1,053,638	$(264,787)	$10,445,713
Walgreens	Stockbridge, GA	6/21/2016	Retail	4,147,948	705,423	(177,644)	4,675,727
1905 Hallowell	Litchfield, ME	11/04/2016	Retail	1,281,812	116,302	(5,030)	1,393,084
409 US Route	Wilton, ME	11/04/2016	Retail	1,543,776	140,653	(6,438)	1,677,991
23 Wert Drive	Thompsontown, PA	11/04/2016	Retail	1,199,860	106,730	(4,833)	1,301,757
6696 State Route	Mt. Gilead, OH	11/04/2016	Retail	1,174,188	111,847	(4,634)	1,281,401
7970 E Harbor Rd	Lakeside, OH	11/04/2016	Retail	1,112,872	100,857	(4,756)	1,208,973
5405 Tiffin Ave	Castalia, OH	11/04/2016	Retail	1,102,086	86,408	(4,621)	1,183,873
5900 Hwy	Cedar Park, TX	12/27/2016	Office	8,392,906	1,210,873	(20,442)	9,583,337
				$29,612,310	$3,632,731	$(493,185)	$32,751,856

Schedule Of Acquisition Of Property [Table Text Block]
During the year ended December 31, 2016, the Company acquired the following properties:

							Tenant
						Below-	origination
				Buildings	Above-	market	and
		Acquisition		and	market	lease	absorption
Property	Location	date	Land	improvements	lease intangibles	intangibles	costs	Total
Accredo	Orlando, FL	6/15/2016	$1,706,641	$7,950,221	$-	$-	$1,053,638	$10,710,500
Walgreens	Stockbridge, GA	6/21/2016	1,033,105	3,114,843	166,629	-	705,423	5,020,000
1905 Hallowell	Litchfield, ME	11/04/2016	293,912	987,900	-	-	116,302	1,398,114
409 US Route	Wilton, ME	11/04/2016	212,035	1,331,741	-	-	140,653	1,684,429
23 Wert Drive	Thompsontown, PA	11/04/2016	217,912	981,948	-	-	106,730	1,306,590
6696 State Route	Mt. Gilead, OH	11/04/2016	283,578	890,610	-	-	111,847	1,286,035
7970 E Harbor Rd	Lakeside, OH	11/04/2016	176,515	936,357	-	-	100,857	1,213,729
5405 Tiffin Ave	Castalia, OH	11/04/2016	154,677	947,409	-	-	86,408	1,188,494
5900 Hwy	Cedar Park, TX	12/27/2016	1,290,863	7,102,043		(151,609)	1,210,873	9,452,169
			$5,369,238	$24,243,072	$166,629	$(151,610)	3,632,731	$33,260,060

Schedule of Rent Expense [Table Text Block]
As of December 31, 2016, our portfolio’s highest tenant concentration (greater than 10% of annualized base rent) was as follows:

Property and Location	Effective Annual Base Rent	Percentage of Annualized Base Rent
Accredo, Orlando, FL	$872,550	$36.0%
Walgreens Stockbridge, GA	360,000	14.8%
5900 Hwy Cedar Park, TX	656,076	27.0%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2016, the future minimum contractual rental income from the Company’s real estate investments under its non-cancelable operating leases was as follows:

Total
2017	$2,450,550
2018	2,487,342
2019	2,524,914
2020	2,563,267
2021	1,751,890
Thereafter	6,427,765
$18,205,728

Schedule of Finite-Lived Intangible Assets [Table Text Block]
As of December 31, 2016, the Company’s intangibles were as follows:

	Tenant origination	Above-market lease	Below-market lease
	and absorption costs	intangibles	intangibles
Cost	$3,632,731	$166,629	151,610
Accumulated amortization	(210,404)	(18,052)	(843)
Net amount	$3,422,327	$148,577	150,767

Increases (decreases) in net income (loss) as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease intangibles and below-market lease intangibles for the year ended December 31, 2016 were as follows:

	Tenant origination
	and absorption	Above-market lease	Below-market lease
	costs	intangibles	intangibles
Amortization	$(210,404)	$(18,052)	$843

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The remaining unamortized balance of these outstanding intangible assets and liabilities as of December 31, 2016 is estimated to be amortized for the years ending December 31 as follows:

		Tenant origination
	Above-market	and absorption	Below-market
	lease intangibles	costs	lease intangibles
2017	$33,326	$574,643	$20,215
2018	33,326	574,643	20,215
2019	33,326	574,643	20,215
2020	33,326	574,643	20,215
2021	15,273	311,737	20,215
Thereafter	-	812,020	49,694
	$148,577	$3,422,329	$150,769
Weighted-Average Remaining Amortization Period	5 years	7 years	7 years